Amount Due to Noncontrolling Interest Investor	12 Months Ended
Dec. 31, 2014
Amount Due To Noncontrolling Interest Investor [Abstract]
Amount Due to Noncontrolling Interest Investor
21.	Amount Due to Noncontrolling Interest Investor

The amount due to noncontrolling interest investor as of December 31, 2014 and 2013 were:

	December 31, 2014	December 31, 2013
Principal Payable	$2,623,137	$3,557,933
Interest payable	2,249,977	1,656,042
Total	$4,873,114	$5,213,975

The amount due to noncontrolling interest investor, $2,623,137, was the principal amount for short-term loan from the minority interest investor from TTA, comparing with the amount $3,557,933 in the same period of 2013. The monthly interest rate is 1.5%, with terms ranging from 1 month to 12 months. The accrued interest expense was $2,249,977 and $1,656,042 as of December 31, 2014 and 2013. The purpose of this short-term loan was mainly to reduce temporary operational cash pressure.